Income Taxes - Reconciliation of Effective Tax Rate To Statutory U.S. Federal Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Statutory U.S. federal rate	21.00%
U.S. Federal provision (benefit)
At Statutory Rate	$ 25,693	$ 5,956	$ 5,608
State taxes	90
Valuation Allowance	26,245	6,320	5,671
Stock Based Compensation	(7,257)	(182)	(141)
Permanent Differences	6,730	(182)	$ 78
Provision for income taxes	$ 115	$ 0